Expense Example - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund - Fidelity Overseas Fund - Class K	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774